Description of Business and Summary of Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Net loss		$ (1,345)	$ (1,248)	$ (5,164)	$ (3,314)
Net cash used in operating activities				$ (3,565)	$ (2,431)
Minimum bid price (in dollars per share)		$ 1.00
Number of consecutive business days			10 days
Unrealized gain on this investment		$ 419	$ 0
Other comprehensive income		$ 419	$ 0
Percentage of common stock outstanding (in hundredths)	8.90%
Common stock shares outstanding (in shares)	2,289,682	10,487,373		10,469,120	2,005,187
Convertible promissory note balance		$ 399
Original amount		300
Accrued interest on note receivable		$ 99
Nano Vibronix [Member]
Convertible preferred stock, shares issued upon conversion (in shares)	204,507